Pension And Other Postretirement Benefits (Schedule Of Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 30.5
2013	32.1
2014	33.8
2015	35.6
2016	37.6
2017-2021	220.4
Retiree Welfare [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	2.5
2013	2.6
2014	2.8
2015	2.9
2016	3.0
2017-2021	15.9
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	2.5
2013	2.5
2014	2.4
2015	2.4
2016	2.4
2017-2021	$ 11.8